PIMCO ETF Trust

Supplement Dated September 10, 2014 to the Actively-Managed Exchange-Traded Funds

Prospectus (dated October 31, 2013), as supplemented from time to time (the “Prospectus”)

Disclosure Related to the PIMCO Low Duration Exchange-Traded Fund (the “Fund”)

Effective immediately, the following changes are made to the Prospectus:

The information in the Annual Fund Operating Expenses table in the Fund’s Fund Summary is deleted in its entirety and replaced with the following:

Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	N/A
Other Expenses(1)	0.02%
Total Annual Fund Operating Expenses	0.57%
Fee Waiver and/or Expense Reimbursement(2)(3)	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.49%

[1]	“Other Expenses” reflect organizational expenses for the Fund’s first fiscal year.
[2]	Pacific Investment Management Company LLC (“PIMCO”) has contractually agreed, through October 31, 2014, to waive its management fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees’ fees exceed 0.0049% of the Fund’s average net assets (the “Expense Limit”). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided that organizational expenses and pro rata Trustees’ fees, plus recoupment, do not exceed the Expense Limit.
[3]	PIMCO has contractually agreed, through October 31, 2015, to reduce its management fee by 0.06% of the average daily net assets of the Fund. This Fee Limitation Agreement renews annually unless terminated by PIMCO upon at least 30 days’ prior notice to the end of the contract term. Under certain conditions, PIMCO may recoup amounts reduced in future periods, not exceeding three years.

In addition, the Example in the Fund’s Fund Summary is deleted in its entirety and replaced with the following:

1 Year	3 Years
$50	$170